Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Entity Central Index Key	0000746687
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000004445
Shareholder Report [Line Items]
Fund Name	State Street Income V.I.S. Fund
Trading Symbol	SSIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$136	1.37%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Duration allocation had a negative impact on performance and was the primary driver of Fund performance relative to the Index during the reporting period, while security selection had a positive impact. Our view in the fourth quarter of 2023 was that the economy, inflation and interest rates had peaked and were likely to decline over the reporting period. This outlook had the Fund begin the reporting period with a significant over-weight allocation to duration and a modest over-weight to credit sectors. The Fed cut the Fed Funds rate by 100bps, but the yield on the 10-year U.S. Treasury note increased from 3.88% to 4.57%, due to the positive expected economic impact from the Republican 2024 electoral sweep, during the reporting period. The Fund’s duration over-weight position contributed negatively to its performance relative to its Benchmark.

Security selection in the investment grade corporate and CMBS allocations generated positive excess returns, while agency MBS detracted from performance.

The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the reporting period, with each product negatively contributing to Fund performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSIMX	Bloomberg US Aggregate Bond Index
12/31/14	$10,000	$10,000
01/31/15	$10,190	$10,210
02/28/15	$10,130	$10,114
03/31/15	$10,164	$10,161
04/30/15	$10,130	$10,124
05/31/15	$10,087	$10,100
06/30/15	$9,965	$9,990
07/31/15	$10,017	$10,059
08/31/15	$9,991	$10,045
09/30/15	$10,000	$10,113
10/31/15	$10,061	$10,114
11/30/15	$10,017	$10,088
12/31/15	$9,958	$10,055
01/31/16	$10,002	$10,193
02/29/16	$10,046	$10,266
03/31/16	$10,214	$10,360
04/30/16	$10,294	$10,400
05/31/16	$10,276	$10,402
06/30/16	$10,453	$10,589
07/31/16	$10,560	$10,656
08/31/16	$10,568	$10,644
09/30/16	$10,542	$10,638
10/31/16	$10,471	$10,556
11/30/16	$10,232	$10,307
12/31/16	$10,255	$10,321
01/31/17	$10,282	$10,341
02/28/17	$10,354	$10,411
03/31/17	$10,381	$10,405
04/30/17	$10,471	$10,486
05/31/17	$10,534	$10,566
06/30/17	$10,516	$10,556
07/31/17	$10,552	$10,601
08/31/17	$10,625	$10,696
09/30/17	$10,580	$10,645
10/31/17	$10,580	$10,652
11/30/17	$10,552	$10,638
12/31/17	$10,588	$10,687
01/31/18	$10,486	$10,564
02/28/18	$10,357	$10,464
03/31/18	$10,403	$10,531
04/30/18	$10,302	$10,452
05/31/18	$10,357	$10,527
06/30/18	$10,320	$10,514
07/31/18	$10,330	$10,516
08/31/18	$10,394	$10,584
09/30/18	$10,339	$10,516
10/31/18	$10,247	$10,433
11/30/18	$10,284	$10,495
12/31/18	$10,437	$10,688
01/31/19	$10,588	$10,801
02/28/19	$10,578	$10,795
03/31/19	$10,776	$11,002
04/30/19	$10,795	$11,005
05/31/19	$10,946	$11,201
06/30/19	$11,097	$11,341
07/31/19	$11,116	$11,366
08/31/19	$11,361	$11,661
09/30/19	$11,295	$11,599
10/31/19	$11,323	$11,634
11/30/19	$11,333	$11,628
12/31/19	$11,337	$11,620
01/31/20	$11,488	$11,843
02/29/20	$11,592	$12,056
03/31/20	$11,346	$11,985
04/30/20	$11,611	$12,198
05/31/20	$11,771	$12,255
06/30/20	$11,866	$12,332
07/31/20	$12,073	$12,517
08/31/20	$11,979	$12,416
09/30/20	$11,951	$12,409
10/31/20	$11,913	$12,353
11/30/20	$12,092	$12,475
12/31/20	$12,133	$12,492
01/31/21	$12,046	$12,402
02/28/21	$11,890	$12,223
03/31/21	$11,744	$12,071
04/30/21	$11,832	$12,166
05/31/21	$11,880	$12,206
06/30/21	$11,968	$12,291
07/31/21	$12,094	$12,429
08/31/21	$12,065	$12,405
09/30/21	$11,958	$12,298
10/31/21	$11,939	$12,294
11/30/21	$11,948	$12,331
12/31/21	$11,913	$12,299
01/31/22	$11,622	$12,034
02/28/22	$11,451	$11,900
03/31/22	$11,130	$11,569
04/30/22	$10,698	$11,130
05/31/22	$10,738	$11,202
06/30/22	$10,537	$11,026
07/31/22	$10,788	$11,296
08/31/22	$10,477	$10,977
09/30/22	$10,005	$10,502
10/31/22	$9,894	$10,366
11/30/22	$10,276	$10,748
12/31/22	$10,200	$10,699
01/31/23	$10,556	$11,028
02/28/23	$10,242	$10,743
03/31/23	$10,514	$11,016
04/30/23	$10,577	$11,083
05/31/23	$10,420	$10,962
06/30/23	$10,368	$10,923
07/31/23	$10,357	$10,915
08/31/23	$10,273	$10,846
09/30/23	$9,948	$10,570
10/31/23	$9,739	$10,403
11/30/23	$10,242	$10,874
12/31/23	$10,678	$11,291
01/31/24	$10,646	$11,260
02/29/24	$10,442	$11,100
03/31/24	$10,528	$11,203
04/30/24	$10,186	$10,920
05/31/24	$10,367	$11,105
06/30/24	$10,485	$11,210
07/31/24	$10,731	$11,472
08/31/24	$10,902	$11,637
09/30/24	$11,041	$11,793
10/31/24	$10,688	$11,500
11/30/24	$10,795	$11,622
12/31/24	$10,591	$11,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSIMX	(0.82%)	(1.35%)	0.58%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 8,916,380
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 47,303
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$8,916,380 Number of Portfolio Holdings979 Portfolio Turnover Rate52% Total Advisory Fees Paid$47,303
Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.88%, due 08/15/33	8.9%
U.S. Treasury Notes, 2.75%, due 08/15/32	5.4%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 01/01/55	4.7%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/55	4.7%
Uniform Mortgage-Backed Security, TBA, 6.50%, due 01/01/55	2.9%
U.S. Treasury Notes, 3.88%, due 08/15/34	2.7%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 01/01/55	2.6%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.6%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.2%
Federal National Mortgage Association, 2.50%, due 03/01/51	1.9%

Top Security Type

Asset	%
U.S. Treasuries	31.8%
Agency Mortgage Backed	31.3%
Corporate Notes	27.2%
Short-Term Investments	19.9%
Non-Agency Collateralized Mortgage Obligations	6.2%
Agency Collateralized Mortgage Obligations	1.2%
Sovereign Bonds	0.4%
Municipal Bonds and Notes	0.2%

C000004449
Shareholder Report [Line Items]
Fund Name	State Street Premier Growth Equity V.I.S. Fund
Trading Symbol	SPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Primary drivers of performance relative to the Russell 1000 Growth Index included the following:

Outperformance and Overweight in IT. IT was one of the best performing Index sectors during the reporting period rising 40.6%. On top of this strong return, the Fund outperformed by 3.6%, adding value through overweight positions in companies that are beneficiaries of Artificial Intelligence investment such as Nvidia and Broadcom. Additionally, the Fund was overweight the sector, adding additional value. Outperformance in Industrials. The Fund benefitted from holdings including Eaton and Parker-Hannifin, which significantly outperformed during the reporting period , as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand. Additionally, the Fund did not own Uber, which underperformed.

Underperformance in Healthcare. The Healthcare sector, which is defensive, underperformed in the strong risk-on market. This impacted Fund positions including Thermo Fisher Scientific (life sciences tools & services), Astrazeneca (pharma), and Unitedhealth Group (services).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPGSX	S&P 500® Index	Russell 1000® Growth Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,709	$9,700	$9,847
02/28/15	$10,375	$10,257	$10,503
03/31/15	$10,224	$10,095	$10,384
04/30/15	$10,260	$10,192	$10,436
05/31/15	$10,418	$10,323	$10,583
06/30/15	$10,290	$10,123	$10,396
07/31/15	$10,683	$10,335	$10,749
08/31/15	$9,897	$9,712	$10,096
09/30/15	$9,406	$9,471	$9,846
10/31/15	$10,474	$10,270	$10,694
11/30/15	$10,597	$10,301	$10,724
12/31/15	$10,330	$10,138	$10,567
01/31/16	$9,484	$9,635	$9,977
02/29/16	$9,463	$9,622	$9,973
03/31/16	$9,976	$10,275	$10,645
04/30/16	$9,933	$10,315	$10,548
05/31/16	$10,205	$10,500	$10,753
06/30/16	$10,007	$10,527	$10,711
07/31/16	$10,627	$10,915	$11,216
08/31/16	$10,659	$10,931	$11,160
09/30/16	$10,790	$10,933	$11,201
10/31/16	$10,509	$10,733	$10,938
11/30/16	$10,491	$11,131	$11,176
12/31/16	$10,585	$11,351	$11,314
01/31/17	$11,206	$11,566	$11,696
02/28/17	$11,678	$12,025	$12,182
03/31/17	$11,797	$12,039	$12,322
04/30/17	$12,017	$12,163	$12,604
05/31/17	$12,148	$12,334	$12,932
06/30/17	$12,332	$12,411	$12,898
07/31/17	$12,843	$12,666	$13,241
08/31/17	$13,006	$12,705	$13,483
09/30/17	$13,032	$12,967	$13,659
10/31/17	$13,239	$13,270	$14,188
11/30/17	$13,506	$13,677	$14,619
12/31/17	$13,585	$13,829	$14,733
01/31/18	$14,495	$14,621	$15,776
02/28/18	$14,088	$14,082	$15,363
03/31/18	$13,743	$13,724	$14,941
04/30/18	$13,667	$13,777	$14,994
05/31/18	$14,176	$14,108	$15,651
06/30/18	$14,354	$14,195	$15,801
07/31/18	$14,822	$14,724	$16,265
08/31/18	$15,329	$15,203	$17,155
09/30/18	$15,520	$15,290	$17,251
10/31/18	$14,259	$14,245	$15,708
11/30/18	$14,503	$14,535	$15,875
12/31/18	$13,223	$13,223	$14,510
01/31/19	$14,529	$14,282	$15,814
02/28/19	$14,933	$14,741	$16,380
03/31/19	$15,172	$15,027	$16,846
04/30/19	$15,941	$15,636	$17,607
05/31/19	$14,914	$14,642	$16,495
06/30/19	$16,068	$15,674	$17,628
07/31/19	$16,273	$15,899	$18,026
08/31/19	$16,010	$15,648	$17,888
09/30/19	$16,002	$15,940	$17,890
10/31/19	$16,731	$16,286	$18,394
11/30/19	$17,613	$16,877	$19,210
12/31/19	$18,159	$17,386	$19,790
01/31/20	$18,507	$17,379	$20,232
02/29/20	$17,414	$15,949	$18,854
03/31/20	$15,699	$13,979	$17,000
04/30/20	$17,907	$15,771	$19,515
05/31/20	$19,120	$16,522	$20,825
06/30/20	$19,817	$16,850	$21,732
07/31/20	$21,133	$17,801	$23,404
08/31/20	$23,267	$19,080	$25,819
09/30/20	$22,114	$18,355	$24,604
10/31/20	$21,426	$17,867	$23,769
11/30/20	$23,451	$19,823	$26,203
12/31/20	$24,263	$20,585	$27,408
01/31/21	$23,914	$20,377	$27,205
02/28/21	$24,380	$20,939	$27,199
03/31/21	$25,114	$21,856	$27,666
04/30/21	$26,910	$23,022	$29,548
05/31/21	$26,708	$23,183	$29,140
06/30/21	$27,922	$23,724	$30,968
07/31/21	$28,682	$24,288	$31,988
08/31/21	$29,469	$25,026	$33,184
09/30/21	$27,709	$23,863	$31,326
10/31/21	$29,623	$25,534	$34,039
11/30/21	$29,579	$25,357	$34,247
12/31/21	$30,322	$26,494	$34,971
01/31/22	$28,647	$25,123	$31,970
02/28/22	$27,071	$24,371	$30,612
03/31/22	$27,576	$25,276	$31,809
04/30/22	$24,323	$23,071	$27,968
05/31/22	$23,832	$23,114	$27,318
06/30/22	$21,856	$21,206	$25,154
07/31/22	$24,449	$23,161	$28,173
08/31/22	$23,009	$22,217	$26,861
09/30/22	$20,543	$20,170	$24,249
10/31/22	$21,596	$21,804	$25,667
11/30/22	$22,801	$23,022	$26,836
12/31/22	$21,094	$21,696	$24,782
01/31/23	$23,399	$23,059	$26,847
02/28/23	$22,772	$22,496	$26,528
03/31/23	$24,062	$23,322	$28,342
04/30/23	$24,407	$23,686	$28,621
05/31/23	$25,828	$23,789	$29,926
06/30/23	$27,558	$25,361	$31,972
07/31/23	$28,505	$26,176	$33,050
08/31/23	$28,278	$25,759	$32,753
09/30/23	$26,715	$24,531	$30,972
10/31/23	$26,526	$24,015	$30,531
11/30/23	$29,453	$26,208	$33,859
12/31/23	$30,856	$27,399	$35,358
01/31/24	$31,833	$27,859	$36,240
02/29/24	$34,178	$29,347	$38,713
03/31/24	$34,836	$30,291	$39,394
04/30/24	$33,327	$29,054	$37,723
05/31/24	$35,345	$30,494	$39,981
06/30/24	$37,710	$31,589	$42,677
07/31/24	$37,399	$31,973	$41,951
08/31/24	$37,677	$32,749	$42,825
09/30/24	$38,569	$33,448	$44,038
10/31/24	$38,418	$33,145	$43,893
11/30/24	$40,198	$35,090	$46,740
12/31/24	$40,438	$34,254	$47,152

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPGSX	31.06%	17.37%	15.00%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 34,525,116
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 224,815
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$34,525,116 Number of Portfolio Holdings36 Portfolio Turnover Rate28% Total Advisory Fees Paid$224,815
Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	12.6%
Microsoft Corp.	12.2%
Amazon.com, Inc.	8.4%
Meta Platforms, Inc., Class A	6.0%
Apple, Inc.	4.8%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class C	4.5%
Alphabet, Inc., Class A	4.1%
The Technology Select Sector SPDR Fund	3.9%
Visa, Inc., Class A	2.8%

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	20.4%
Software	19.9%
Interactive Media & Services	14.6%
Broadline Retail	8.4%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Specialty Retail	4.5%
Exchange Traded & Mutual Funds	3.9%
Machinery	1.5%
Trading Companies & Distributors	1.5%

C000004440
Shareholder Report [Line Items]
Fund Name	State Street Real Estate Securities V.I.S. Fund
Trading Symbol	SSRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The portfolio generated outperformance relative to the benchmark from both stock selection and sector allocation. Positioning within the Health Care and Shopping Center sectors was the primary driver of alpha. Outperformance in Health Care came from overweight positions in Seniors’ Housing and underweights to Life Sciences and Medical Office properties. Shopping Centers saw strong capital markets activity in Q4 which directly benefited the portfolio’s positions and raised valuations across the sector. Positioning within the Net Lease, Hotel, and Office sectors also contributed to stock selection. Overweight allocations in the strongest-performing sectors like Data Centers, Health Care, Office, and Shopping Centers also added to strong absolute and relative performance. The underweight allocation to Industrial, which faced the stiffest challenge during the year, contributed to relative performance. Underweights in two sectors that outperformed, Regional Malls and Specialty, partially detracted from relative performance. Both sectors gained on optimism for strong economic growth. The impact of fees and expenses also detracted; however, the net performance of the Fund outperformed the Index by more than 170 basis points in 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSRSX	S&P 500® Index	FTSE NAREIT Equity REITs Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,651	$9,700	$10,671
02/28/15	$10,312	$10,257	$10,299
03/31/15	$10,488	$10,095	$10,475
04/30/15	$9,905	$10,192	$9,900
05/31/15	$9,871	$10,323	$9,888
06/30/15	$9,450	$10,123	$9,433
07/31/15	$10,020	$10,335	$9,965
08/31/15	$9,410	$9,712	$9,348
09/30/15	$9,729	$9,471	$9,621
10/31/15	$10,285	$10,270	$10,186
11/30/15	$10,244	$10,301	$10,133
12/31/15	$10,456	$10,138	$10,320
01/31/16	$10,095	$9,635	$9,974
02/29/16	$10,063	$9,622	$9,932
03/31/16	$11,077	$10,275	$10,939
04/30/16	$10,794	$10,315	$10,678
05/31/16	$11,070	$10,500	$10,937
06/30/16	$11,871	$10,527	$11,700
07/31/16	$12,367	$10,915	$12,186
08/31/16	$11,934	$10,931	$11,739
09/30/16	$11,691	$10,933	$11,532
10/31/16	$11,007	$10,733	$10,880
11/30/16	$10,818	$11,131	$10,697
12/31/16	$11,293	$11,351	$11,199
01/31/17	$11,256	$11,566	$11,212
02/28/17	$11,649	$12,025	$11,594
03/31/17	$11,384	$12,039	$11,329
04/30/17	$11,338	$12,163	$11,343
05/31/17	$11,265	$12,334	$11,255
06/30/17	$11,484	$12,411	$11,501
07/31/17	$11,649	$12,666	$11,642
08/31/17	$11,667	$12,705	$11,612
09/30/17	$11,603	$12,967	$11,609
10/31/17	$11,576	$13,270	$11,497
11/30/17	$11,913	$13,677	$11,809
12/31/17	$11,952	$13,829	$11,784
01/31/18	$11,467	$14,621	$11,292
02/28/18	$10,594	$14,082	$10,421
03/31/18	$11,030	$13,724	$10,818
04/30/18	$11,186	$13,777	$10,973
05/31/18	$11,525	$14,108	$11,406
06/30/18	$12,039	$14,195	$11,904
07/31/18	$12,098	$14,724	$11,999
08/31/18	$12,476	$15,203	$12,364
09/30/18	$12,166	$15,290	$12,050
10/31/18	$11,739	$14,245	$11,693
11/30/18	$12,263	$14,535	$12,247
12/31/18	$11,270	$13,223	$11,239
01/31/19	$12,575	$14,282	$12,560
02/28/19	$12,655	$14,741	$12,651
03/31/19	$13,101	$15,027	$13,075
04/30/19	$13,101	$15,636	$13,044
05/31/19	$13,141	$14,642	$13,073
06/30/19	$13,323	$15,674	$13,238
07/31/19	$13,475	$15,899	$13,407
08/31/19	$14,001	$15,648	$13,863
09/30/19	$14,375	$15,940	$14,269
10/31/19	$14,588	$16,286	$14,464
11/30/19	$14,315	$16,877	$14,246
12/31/19	$14,217	$17,386	$14,161
01/31/20	$14,382	$17,379	$14,332
02/29/20	$13,292	$15,949	$13,185
03/31/20	$10,673	$13,979	$10,295
04/30/20	$11,488	$15,771	$11,149
05/31/20	$11,587	$16,522	$11,171
06/30/20	$11,928	$16,850	$11,512
07/31/20	$12,412	$17,801	$11,978
08/31/20	$12,456	$19,080	$12,072
09/30/20	$12,060	$18,355	$11,677
10/31/20	$11,730	$17,867	$11,372
11/30/20	$13,050	$19,823	$12,614
12/31/20	$13,473	$20,585	$13,028
01/31/21	$13,394	$20,377	$13,042
02/28/21	$13,899	$20,939	$13,565
03/31/21	$14,594	$21,856	$14,184
04/30/21	$15,759	$23,022	$15,327
05/31/21	$15,927	$23,183	$15,484
06/30/21	$16,376	$23,724	$15,889
07/31/21	$17,228	$24,288	$16,653
08/31/21	$17,474	$25,026	$16,959
09/30/21	$16,555	$23,863	$16,044
10/31/21	$17,766	$25,534	$17,263
11/30/21	$17,508	$25,357	$17,147
12/31/21	$19,105	$26,494	$18,661
01/31/22	$17,840	$25,123	$17,383
02/28/22	$17,276	$24,371	$16,839
03/31/22	$18,404	$25,276	$17,942
04/30/22	$17,633	$23,071	$17,154
05/31/22	$16,533	$23,114	$16,084
06/30/22	$15,378	$21,206	$14,892
07/31/22	$16,753	$23,161	$16,241
08/31/22	$15,680	$22,217	$15,271
09/30/22	$13,713	$20,170	$13,411
10/31/22	$14,263	$21,804	$14,068
11/30/22	$15,130	$23,022	$14,879
12/31/22	$14,343	$21,696	$14,114
01/31/23	$15,864	$23,059	$15,621
02/28/23	$15,095	$22,496	$14,871
03/31/23	$14,719	$23,322	$14,493
04/30/23	$14,899	$23,686	$14,614
05/31/23	$14,392	$23,789	$14,143
06/30/23	$15,161	$25,361	$14,872
07/31/23	$15,569	$26,176	$15,296
08/31/23	$15,030	$25,759	$14,820
09/30/23	$13,999	$24,531	$13,812
10/31/23	$13,362	$24,015	$13,209
11/30/23	$14,833	$26,208	$14,604
12/31/23	$16,279	$27,399	$16,052
01/31/24	$15,627	$27,859	$15,386
02/29/24	$15,911	$29,347	$15,698
03/31/24	$16,196	$30,291	$16,021
04/30/24	$15,092	$29,054	$14,897
05/31/24	$15,845	$30,494	$15,581
06/30/24	$16,279	$31,589	$16,031
07/31/24	$17,332	$31,973	$17,029
08/31/24	$18,486	$32,749	$18,120
09/30/24	$19,030	$33,448	$18,610
10/31/24	$18,554	$33,145	$18,070
11/30/24	$19,352	$35,090	$18,846
12/31/24	$17,983	$34,254	$17,454

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSRSX	10.46%	4.81%	6.04%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT Equity REITs Index	8.73%	4.27%	5.73%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 21,619,006
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 391,833
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$21,619,006 Number of Portfolio Holdings48 Portfolio Turnover Rate38% Total Advisory Fees Paid$391,833
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Equinix, Inc.	8.7%
Prologis, Inc.	6.9%
Welltower, Inc.	6.3%
Digital Realty Trust, Inc.	4.8%
UDR, Inc.	4.1%
Invitation Homes, Inc.	4.1%
Ventas, Inc.	3.9%
Extra Space Storage, Inc.	3.8%
Equity Residential	3.6%
Simon Property Group, Inc.	3.5%

Top Industry

Industry	%
Specialized REITs	27.8%
Retail REITs	17.1%
Residential REITs	17.0%
Health Care REITs	16.2%
Industrial REITs	12.1%
Office REITs	5.2%
Hotel & Resort REITs	3.2%
Diversified REITs	0.7%

C000004450
Shareholder Report [Line Items]
Fund Name	State Street S&P 500 Index V.I.S. Fund
Trading Symbol	SSSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note as strong growth in service sector activity offset manufacturing weakness. U.S. equities delivered a strong performance in 2024, with the S&P 500 bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations, a trend likely to persist into 2025. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. Although this outlook has risks, viz. tariffs and deportations, lower interest rates should spur demand. All sectors but materials were positive, with communication services (+39.76%) and information technology (+36.33%) leading the performance. The weakest sector was materials (-0.67%). On security basis top positive securities were NVIDIA, Apple, and Amazon. The weakest contributors were Intel, Adobe, and Boeing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSPX	S&P 500® Index
12/31/14	$10,000	$10,000
01/31/15	$9,697	$9,700
02/28/15	$10,251	$10,257
03/31/15	$10,085	$10,095
04/30/15	$10,180	$10,192
05/31/15	$10,309	$10,323
06/30/15	$10,107	$10,123
07/31/15	$10,320	$10,335
08/31/15	$9,691	$9,712
09/30/15	$9,448	$9,471
10/31/15	$10,243	$10,270
11/30/15	$10,270	$10,301
12/31/15	$10,107	$10,138
01/31/16	$9,601	$9,635
02/29/16	$9,590	$9,622
03/31/16	$10,239	$10,275
04/30/16	$10,272	$10,315
05/31/16	$10,454	$10,500
06/30/16	$10,476	$10,527
07/31/16	$10,862	$10,915
08/31/16	$10,873	$10,931
09/30/16	$10,871	$10,933
10/31/16	$10,672	$10,733
11/30/16	$11,066	$11,131
12/31/16	$11,281	$11,351
01/31/17	$11,494	$11,566
02/28/17	$11,948	$12,025
03/31/17	$11,960	$12,039
04/30/17	$12,081	$12,163
05/31/17	$12,246	$12,334
06/30/17	$12,320	$12,411
07/31/17	$12,568	$12,666
08/31/17	$12,604	$12,705
09/30/17	$12,860	$12,967
10/31/17	$13,155	$13,270
11/30/17	$13,557	$13,677
12/31/17	$13,707	$13,829
01/31/18	$14,487	$14,621
02/28/18	$13,949	$14,082
03/31/18	$13,592	$13,724
04/30/18	$13,639	$13,777
05/31/18	$13,962	$14,108
06/30/18	$14,046	$14,195
07/31/18	$14,562	$14,724
08/31/18	$15,034	$15,203
09/30/18	$15,115	$15,290
10/31/18	$14,074	$14,245
11/30/18	$14,363	$14,535
12/31/18	$13,059	$13,223
01/31/19	$14,100	$14,282
02/28/19	$14,548	$14,741
03/31/19	$14,829	$15,027
04/30/19	$15,425	$15,636
05/31/19	$14,439	$14,642
06/30/19	$15,452	$15,674
07/31/19	$15,672	$15,899
08/31/19	$15,418	$15,648
09/30/19	$15,706	$15,940
10/31/19	$16,038	$16,286
11/30/19	$16,617	$16,877
12/31/19	$17,113	$17,386
01/31/20	$17,102	$17,379
02/29/20	$15,688	$15,949
03/31/20	$13,728	$13,979
04/30/20	$15,486	$15,771
05/31/20	$16,220	$16,522
06/30/20	$16,540	$16,850
07/31/20	$17,469	$17,801
08/31/20	$18,721	$19,080
09/30/20	$18,001	$18,355
10/31/20	$17,520	$17,867
11/30/20	$19,433	$19,823
12/31/20	$20,180	$20,585
01/31/21	$19,974	$20,377
02/28/21	$20,519	$20,939
03/31/21	$21,416	$21,856
04/30/21	$22,555	$23,022
05/31/21	$22,704	$23,183
06/30/21	$23,225	$23,724
07/31/21	$23,762	$24,288
08/31/21	$24,477	$25,026
09/30/21	$23,334	$23,863
10/31/21	$24,958	$25,534
11/30/21	$24,776	$25,357
12/31/21	$25,884	$26,494
01/31/22	$24,540	$25,123
02/28/22	$23,812	$24,371
03/31/22	$24,688	$25,276
04/30/22	$22,535	$23,071
05/31/22	$22,567	$23,114
06/30/22	$20,692	$21,206
07/31/22	$22,598	$23,161
08/31/22	$21,672	$22,217
09/30/22	$19,667	$20,170
10/31/22	$21,263	$21,804
11/30/22	$22,445	$23,022
12/31/22	$21,144	$21,696
01/31/23	$22,467	$23,059
02/28/23	$21,913	$22,496
03/31/23	$22,709	$23,322
04/30/23	$23,057	$23,686
05/31/23	$23,152	$23,789
06/30/23	$24,675	$25,361
07/31/23	$25,465	$26,176
08/31/23	$25,054	$25,759
09/30/23	$23,858	$24,531
10/31/23	$23,357	$24,015
11/30/23	$25,481	$26,208
12/31/23	$26,632	$27,399
01/31/24	$27,074	$27,859
02/29/24	$28,514	$29,347
03/31/24	$29,425	$30,291
04/30/24	$28,216	$29,054
05/31/24	$29,607	$30,494
06/30/24	$30,661	$31,589
07/31/24	$31,025	$31,973
08/31/24	$31,770	$32,749
09/30/24	$32,443	$33,448
10/31/24	$32,140	$33,145
11/30/24	$34,011	$35,090
12/31/24	$33,191	$34,254

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSPX	24.63%	14.17%	12.75%
S&P 500® Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 200,149,123
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 486,755
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$200,149,123 Number of Portfolio Holdings506 Portfolio Turnover Rate2% Total Advisory Fees Paid$486,755
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	11.5%
Software	10.4%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.2%
Banks	3.4%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%

C000004438
Shareholder Report [Line Items]
Fund Name	State Street Small-Cap Equity V.I.S. Fund
Trading Symbol	SSSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$151	1.44%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Champlain, Palisade and Kennedy were primary drivers of Fund performance over the reporting period, relative to the funds Index. Champlain and Palisade, both core allocations within the portfolio had a very strong relative year, outperforming the Index by 3.45% and 2.06%, respectively, followed by Kennedy outperforming by 2.91%. SouthernSun, another core allocation and Westfield, the funds growth manager each had a tougher year underperforming the index by -5.87% and -2.49%, respectively.

From a sector standpoint over the last year, sector allocations were the main driver of relative results while security selection offset some of the positive results and detracted from relative results. Security selection in consumer discretionary and financials, along with allocation effect in consumer staples and health care were top contributors. Top detractors were security selection in consumer staples and healthcare over the reporting period.

On an individual security level, the top relative contributors to the Fund’s performance were Boot Barn Holdings, Pure Storage and Dycom Industries. The top relative detractors over the reporting period were MGP Ingredients, Super Micro Computer and Darling International.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSEX	S&P 500® Index	Russell 2000® Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,562	$9,700	$9,678
02/28/15	$10,250	$10,257	$10,253
03/31/15	$10,396	$10,095	$10,432
04/30/15	$10,202	$10,192	$10,165
05/31/15	$10,327	$10,323	$10,398
06/30/15	$10,459	$10,123	$10,475
07/31/15	$10,306	$10,335	$10,354
08/31/15	$9,729	$9,712	$9,703
09/30/15	$9,277	$9,471	$9,227
10/31/15	$9,785	$10,270	$9,747
11/30/15	$10,083	$10,301	$10,064
12/31/15	$9,588	$10,138	$9,559
01/31/16	$8,873	$9,635	$8,718
02/29/16	$8,935	$9,622	$8,718
03/31/16	$9,706	$10,275	$9,413
04/30/16	$9,949	$10,315	$9,561
05/31/16	$10,138	$10,500	$9,777
06/30/16	$10,161	$10,527	$9,770
07/31/16	$10,696	$10,915	$10,354
08/31/16	$10,924	$10,931	$10,537
09/30/16	$10,924	$10,933	$10,654
10/31/16	$10,601	$10,733	$10,148
11/30/16	$11,615	$11,131	$11,279
12/31/16	$11,866	$11,351	$11,595
01/31/17	$11,957	$11,566	$11,641
02/28/17	$12,163	$12,025	$11,866
03/31/17	$12,188	$12,039	$11,881
04/30/17	$12,361	$12,163	$12,012
05/31/17	$12,188	$12,334	$11,767
06/30/17	$12,468	$12,411	$12,174
07/31/17	$12,558	$12,666	$12,264
08/31/17	$12,344	$12,705	$12,108
09/30/17	$13,036	$12,967	$12,864
10/31/17	$13,119	$13,270	$12,974
11/30/17	$13,382	$13,677	$13,348
12/31/17	$13,374	$13,829	$13,294
01/31/18	$13,710	$14,621	$13,641
02/28/18	$13,147	$14,082	$13,113
03/31/18	$13,265	$13,724	$13,283
04/30/18	$13,420	$13,777	$13,397
05/31/18	$14,200	$14,108	$14,211
06/30/18	$14,391	$14,195	$14,312
07/31/18	$14,636	$14,724	$14,562
08/31/18	$15,217	$15,203	$15,190
09/30/18	$15,018	$15,290	$14,824
10/31/18	$13,356	$14,245	$13,214
11/30/18	$13,665	$14,535	$13,424
12/31/18	$12,077	$13,223	$11,830
01/31/19	$13,410	$14,282	$13,160
02/28/19	$14,033	$14,741	$13,845
03/31/19	$13,796	$15,027	$13,555
04/30/19	$14,387	$15,636	$14,015
05/31/19	$13,227	$14,642	$12,925
06/30/19	$14,226	$15,674	$13,839
07/31/19	$14,269	$15,899	$13,918
08/31/19	$13,581	$15,648	$13,231
09/30/19	$14,054	$15,940	$13,507
10/31/19	$14,301	$16,286	$13,862
11/30/19	$14,903	$16,877	$14,433
12/31/19	$15,232	$17,386	$14,849
01/31/20	$14,595	$17,379	$14,373
02/29/20	$13,137	$15,949	$13,163
03/31/20	$10,440	$13,979	$10,303
04/30/20	$11,933	$15,771	$11,718
05/31/20	$12,697	$16,522	$12,481
06/30/20	$12,963	$16,850	$12,922
07/31/20	$13,623	$17,801	$13,280
08/31/20	$14,225	$19,080	$14,028
09/30/20	$13,554	$18,355	$13,559
10/31/20	$14,017	$17,867	$13,843
11/30/20	$16,204	$19,823	$16,395
12/31/20	$17,445	$20,585	$17,813
01/31/21	$17,850	$20,377	$18,709
02/28/21	$19,064	$20,939	$19,876
03/31/21	$19,671	$21,856	$20,075
04/30/21	$20,313	$23,022	$20,497
05/31/21	$20,337	$23,183	$20,539
06/30/21	$20,277	$23,724	$20,937
07/31/21	$20,206	$24,288	$20,181
08/31/21	$20,563	$25,026	$20,632
09/30/21	$19,849	$23,863	$20,024
10/31/21	$20,813	$25,534	$20,876
11/30/21	$20,158	$25,357	$20,006
12/31/21	$21,027	$26,494	$20,453
01/31/22	$19,351	$25,123	$18,484
02/28/22	$19,253	$24,371	$18,681
03/31/22	$19,267	$25,276	$18,914
04/30/22	$17,788	$23,071	$17,039
05/31/22	$17,901	$23,114	$17,065
06/30/22	$16,591	$21,206	$15,661
07/31/22	$18,182	$23,161	$17,296
08/31/22	$17,675	$22,217	$16,942
09/30/22	$16,196	$20,170	$15,319
10/31/22	$18,239	$21,804	$17,005
11/30/22	$18,872	$23,022	$17,402
12/31/22	$17,790	$21,696	$16,273
01/31/23	$19,405	$23,059	$17,859
02/28/23	$19,180	$22,496	$17,557
03/31/23	$18,373	$23,322	$16,718
04/30/23	$18,044	$23,686	$16,418
05/31/23	$17,655	$23,789	$16,266
06/30/23	$19,195	$25,361	$17,589
07/31/23	$20,032	$26,176	$18,664
08/31/23	$19,300	$25,759	$17,731
09/30/23	$18,164	$24,531	$16,687
10/31/23	$16,998	$24,015	$15,549
11/30/23	$18,209	$26,208	$16,956
12/31/23	$20,201	$27,399	$19,028
01/31/24	$19,532	$27,859	$18,288
02/29/24	$20,577	$29,347	$19,322
03/31/24	$21,214	$30,291	$20,013
04/30/24	$19,923	$29,054	$18,605
05/31/24	$20,756	$30,494	$19,538
06/30/24	$20,446	$31,589	$19,357
07/31/24	$21,883	$31,973	$21,324
08/31/24	$22,063	$32,749	$21,006
09/30/24	$22,226	$33,448	$21,152
10/31/24	$21,769	$33,145	$20,847
11/30/24	$24,022	$35,090	$23,134
12/31/24	$22,286	$34,254	$21,223

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSEX	10.32%	7.91%	8.34%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Index	11.54%	7.40%	7.82%

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 25,277,576
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 244,658
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$25,277,576 Number of Portfolio Holdings326 Portfolio Turnover Rate42% Total Advisory Fees Paid$244,658
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Belden, Inc.	1.3%
Enerpac Tool Group Corp.	1.3%
Brink's Co.	1.2%
Darling Ingredients, Inc.	1.1%
Boot Barn Holdings, Inc.	1.1%
U.S. Physical Therapy, Inc.	1.1%
Louisiana-Pacific Corp.	1.1%
Cullen/Frost Bankers, Inc.	1.1%
Repligen Corp.	1.0%
RB Global, Inc.	0.9%

Top Ten Industry

Industry	%
Banks	9.3%
Machinery	8.6%
Software	7.6%
Healthcare Equipment & Supplies	4.9%
Commercial Services & Supplies	4.3%
Specialty Retail	3.7%
Chemicals	3.4%
Food Products	3.2%
Insurance	3.2%
Electronic Equipment, Instruments & Components	3.1%

Material Fund Change Adviser [Text Block]	As approved by the Board of Trustees of the Trust, Westfield Capital Management Company, L.P. became a sub-adviser to the Fund effective March 1, 2024.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 1-800-242-0134 (toll free) or wait for the next filing to be available.
C000004439
Shareholder Report [Line Items]
Fund Name	State Street Total Return V.I.S. Fund
Trading Symbol	SSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main drivers of the Fund outperformance relative to the blended benchmark was the overweight position to US equity and the underweight position to US investment grade fixed income throughout the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were U.S. Large Cap Equity, Emerging Market Equity, and U.S. Small Cap Equity. The Fund’s position in non-US Government bonds was a negative contributor to the Fund’s performance on an absolute basis during the reporting period. Tactical positioning within global equity and fixed income markets were the primary drivers of Fund performance during the reporting period relative to the Index. The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSTIX	S&P 500® Index	Bloomberg US Aggregate Bond Index	MSCI All Country World Index ex-USA
12/31/14	$10,000	$10,000	$10,000	$10,000
01/31/15	$9,936	$9,700	$10,210	$9,985
02/28/15	$10,271	$10,257	$10,114	$10,519
03/31/15	$10,181	$10,095	$10,161	$10,349
04/30/15	$10,330	$10,192	$10,124	$10,872
05/31/15	$10,340	$10,323	$10,100	$10,702
06/30/15	$10,159	$10,123	$9,990	$10,403
07/31/15	$10,239	$10,335	$10,059	$10,375
08/31/15	$9,798	$9,712	$10,045	$9,582
09/30/15	$9,612	$9,471	$10,113	$9,137
10/31/15	$10,069	$10,270	$10,114	$9,818
11/30/15	$10,021	$10,301	$10,088	$9,615
12/31/15	$9,887	$10,138	$10,055	$9,434
01/31/16	$9,590	$9,635	$10,193	$8,792
02/29/16	$9,562	$9,622	$10,266	$8,692
03/31/16	$10,027	$10,275	$10,360	$9,398
04/30/16	$10,116	$10,315	$10,400	$9,646
05/31/16	$10,139	$10,500	$10,402	$9,483
06/30/16	$10,183	$10,527	$10,589	$9,338
07/31/16	$10,447	$10,915	$10,656	$9,800
08/31/16	$10,469	$10,931	$10,644	$9,862
09/30/16	$10,503	$10,933	$10,638	$9,983
10/31/16	$10,357	$10,733	$10,556	$9,840
11/30/16	$10,368	$11,131	$10,307	$9,612
12/31/16	$10,514	$11,351	$10,321	$9,858
01/31/17	$10,688	$11,566	$10,341	$10,207
02/28/17	$10,915	$12,025	$10,411	$10,370
03/31/17	$10,979	$12,039	$10,405	$10,633
04/30/17	$11,113	$12,163	$10,486	$10,860
05/31/17	$11,287	$12,334	$10,566	$11,213
06/30/17	$11,322	$12,411	$10,556	$11,248
07/31/17	$11,532	$12,666	$10,601	$11,662
08/31/17	$11,578	$12,705	$10,696	$11,723
09/30/17	$11,718	$12,967	$10,645	$11,941
10/31/17	$11,869	$13,270	$10,652	$12,165
11/30/17	$12,026	$13,677	$10,638	$12,264
12/31/17	$12,152	$13,829	$10,687	$12,538
01/31/18	$12,536	$14,621	$10,564	$13,237
02/28/18	$12,134	$14,082	$10,464	$12,613
03/31/18	$12,018	$13,724	$10,531	$12,390
04/30/18	$12,036	$13,777	$10,452	$12,588
05/31/18	$12,103	$14,108	$10,527	$12,297
06/30/18	$12,061	$14,195	$10,514	$12,066
07/31/18	$12,310	$14,724	$10,516	$12,355
08/31/18	$12,451	$15,203	$10,584	$12,096
09/30/18	$12,414	$15,290	$10,516	$12,151
10/31/18	$11,811	$14,245	$10,433	$11,163
11/30/18	$11,890	$14,535	$10,495	$11,269
12/31/18	$11,381	$13,223	$10,688	$10,758
01/31/19	$11,980	$14,282	$10,801	$11,571
02/28/19	$12,158	$14,741	$10,795	$11,797
03/31/19	$12,280	$15,027	$11,002	$11,868
04/30/19	$12,466	$15,636	$11,005	$12,181
05/31/19	$12,126	$14,642	$11,201	$11,527
06/30/19	$12,628	$15,674	$11,341	$12,222
07/31/19	$12,636	$15,899	$11,366	$12,074
08/31/19	$12,571	$15,648	$11,661	$11,701
09/30/19	$12,709	$15,940	$11,599	$12,002
10/31/19	$12,863	$16,286	$11,634	$12,421
11/30/19	$12,984	$16,877	$11,628	$12,530
12/31/19	$13,181	$17,386	$11,620	$13,073
01/31/20	$13,065	$17,379	$11,843	$12,722
02/29/20	$12,402	$15,949	$12,056	$11,716
03/31/20	$10,944	$13,979	$11,985	$10,020
04/30/20	$11,656	$15,771	$12,198	$10,779
05/31/20	$11,996	$16,522	$12,255	$11,132
06/30/20	$12,220	$16,850	$12,332	$11,635
07/31/20	$12,742	$17,801	$12,517	$12,153
08/31/20	$13,040	$19,080	$12,416	$12,674
09/30/20	$12,841	$18,355	$12,409	$12,362
10/31/20	$12,700	$17,867	$12,353	$12,096
11/30/20	$13,678	$19,823	$12,475	$13,724
12/31/20	$14,030	$20,585	$12,492	$14,465
01/31/21	$14,123	$20,377	$12,402	$14,497
02/28/21	$14,249	$20,939	$12,223	$14,784
03/31/21	$14,612	$21,856	$12,071	$14,971
04/30/21	$15,084	$23,022	$12,166	$15,411
05/31/21	$15,279	$23,183	$12,206	$15,893
06/30/21	$15,473	$23,724	$12,291	$15,790
07/31/21	$15,557	$24,288	$12,429	$15,530
08/31/21	$15,785	$25,026	$12,405	$15,825
09/30/21	$15,312	$23,863	$12,298	$15,319
10/31/21	$15,852	$25,534	$12,294	$15,684
11/30/21	$15,532	$25,357	$12,331	$14,978
12/31/21	$15,917	$26,494	$12,299	$15,597
01/31/22	$15,292	$25,123	$12,034	$15,022
02/28/22	$15,045	$24,371	$11,900	$14,725
03/31/22	$15,074	$25,276	$11,569	$14,748
04/30/22	$14,083	$23,071	$11,130	$13,822
05/31/22	$14,123	$23,114	$11,202	$13,922
06/30/22	$13,271	$21,206	$11,026	$12,724
07/31/22	$13,905	$23,161	$11,296	$13,160
08/31/22	$13,409	$22,217	$10,977	$12,736
09/30/22	$12,448	$20,170	$10,502	$11,464
10/31/22	$12,914	$21,804	$10,366	$11,806
11/30/22	$13,687	$23,022	$10,748	$13,200
12/31/22	$13,289	$21,696	$10,699	$13,101
01/31/23	$14,093	$23,059	$11,028	$14,164
02/28/23	$13,666	$22,496	$10,743	$13,667
03/31/23	$13,991	$23,322	$11,016	$14,001
04/30/23	$14,134	$23,686	$11,083	$14,244
05/31/23	$13,920	$23,789	$10,962	$13,726
06/30/23	$14,490	$25,361	$10,923	$14,342
07/31/23	$14,877	$26,176	$10,915	$14,925
08/31/23	$14,531	$25,759	$10,846	$14,251
09/30/23	$14,002	$24,531	$10,570	$13,801
10/31/23	$13,656	$24,015	$10,403	$13,231
11/30/23	$14,622	$26,208	$10,874	$14,422
12/31/23	$15,347	$27,399	$11,291	$15,147
01/31/24	$15,285	$27,859	$11,260	$14,996
02/29/24	$15,722	$29,347	$11,100	$15,376
03/31/24	$16,117	$30,291	$11,203	$15,857
04/30/24	$15,638	$29,054	$10,920	$15,572
05/31/24	$16,159	$30,494	$11,105	$16,024
06/30/24	$16,346	$31,589	$11,210	$16,009
07/31/24	$16,731	$31,973	$11,472	$16,380
08/31/24	$16,970	$32,749	$11,637	$16,846
09/30/24	$17,345	$33,448	$11,793	$17,300
10/31/24	$16,981	$33,145	$11,500	$16,451
11/30/24	$17,501	$35,090	$11,622	$16,302
12/31/24	$17,083	$34,254	$11,432	$15,985

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSTIX	11.31%	5.32%	5.50%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
MSCI All Country World Index ex-USA	5.53%	4.10%	4.80%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 1,058,203,231
Holdings Count | Holding	4,966
Advisory Fees Paid, Amount	$ 4,125,737
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,058,203,231 Number of Portfolio Holdings4,966 Portfolio Turnover Rate77% Total Advisory Fees Paid$4,125,737
Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR Portfolio Aggregate Bond ETF	15.7%
SPDR Bloomberg High Yield Bond ETF	9.7%
Apple, Inc.	2.2%
NVIDIA Corp.	1.9%
Microsoft Corp.	1.9%
Amazon.com, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Meta Platforms, Inc., Class A	0.8%
Tesla, Inc.	0.7%
Alphabet, Inc., Class A	0.7%

Top Security Type

Asset	%
Common Stocks	60.9%
Mutual Funds and Exchange Traded Products	25.5%
Short-Term Investments	8.2%
U.S. Treasury Obligations	5.0%
Preferred Stock	0.2%

C000033161
Shareholder Report [Line Items]
Fund Name	State Street Total Return V.I.S. Fund
Trading Symbol	SSTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main drivers of the Fund outperformance relative to the blended benchmark was the overweight position to US equity and the underweight position to US investment grade fixed income throughout the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were U.S. Large Cap Equity, Emerging Market Equity, and U.S. Small Cap Equity. The Fund’s position in non-US Government bonds was a negative contributor to the Fund’s performance on an absolute basis during the reporting period. Tactical positioning within global equity and fixed income markets were the primary drivers of Fund performance during the reporting period relative to the Index. The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSTTX	S&P 500® Index	Bloomberg US Aggregate Bond Index	MSCI All Country World Index ex-USA
12/31/14	$10,000	$10,000	$10,000	$10,000
01/31/15	$9,936	$9,700	$10,210	$9,985
02/28/15	$10,267	$10,257	$10,114	$10,519
03/31/15	$10,176	$10,095	$10,161	$10,349
04/30/15	$10,320	$10,192	$10,124	$10,872
05/31/15	$10,331	$10,323	$10,100	$10,702
06/30/15	$10,149	$10,123	$9,990	$10,403
07/31/15	$10,224	$10,335	$10,059	$10,375
08/31/15	$9,787	$9,712	$10,045	$9,582
09/30/15	$9,595	$9,471	$10,113	$9,137
10/31/15	$10,048	$10,270	$10,114	$9,818
11/30/15	$10,000	$10,301	$10,088	$9,615
12/31/15	$9,866	$10,138	$10,055	$9,434
01/31/16	$9,563	$9,635	$10,193	$8,792
02/29/16	$9,535	$9,622	$10,266	$8,692
03/31/16	$9,995	$10,275	$10,360	$9,398
04/30/16	$10,084	$10,315	$10,400	$9,646
05/31/16	$10,101	$10,500	$10,402	$9,483
06/30/16	$10,146	$10,527	$10,589	$9,338
07/31/16	$10,409	$10,915	$10,656	$9,800
08/31/16	$10,426	$10,931	$10,644	$9,862
09/30/16	$10,454	$10,933	$10,638	$9,983
10/31/16	$10,308	$10,733	$10,556	$9,840
11/30/16	$10,320	$11,131	$10,307	$9,612
12/31/16	$10,466	$11,351	$10,321	$9,858
01/31/17	$10,634	$11,566	$10,341	$10,207
02/28/17	$10,860	$12,025	$10,411	$10,370
03/31/17	$10,918	$12,039	$10,405	$10,633
04/30/17	$11,046	$12,163	$10,486	$10,860
05/31/17	$11,220	$12,334	$10,566	$11,213
06/30/17	$11,255	$12,411	$10,556	$11,248
07/31/17	$11,458	$12,666	$10,601	$11,662
08/31/17	$11,505	$12,705	$10,696	$11,723
09/30/17	$11,638	$12,967	$10,645	$11,941
10/31/17	$11,789	$13,270	$10,652	$12,165
11/30/17	$11,940	$13,677	$10,638	$12,264
12/31/17	$12,063	$13,829	$10,687	$12,538
01/31/18	$12,445	$14,621	$10,564	$13,237
02/28/18	$12,039	$14,082	$10,464	$12,613
03/31/18	$11,923	$13,724	$10,531	$12,390
04/30/18	$11,936	$13,777	$10,452	$12,588
05/31/18	$12,002	$14,108	$10,527	$12,297
06/30/18	$11,960	$14,195	$10,514	$12,066
07/31/18	$12,203	$14,724	$10,516	$12,355
08/31/18	$12,336	$15,203	$10,584	$12,096
09/30/18	$12,300	$15,290	$10,516	$12,151
10/31/18	$11,705	$14,245	$10,433	$11,163
11/30/18	$11,772	$14,535	$10,495	$11,269
12/31/18	$11,266	$13,223	$10,688	$10,758
01/31/19	$11,861	$14,282	$10,801	$11,571
02/28/19	$12,030	$14,741	$10,795	$11,797
03/31/19	$12,150	$15,027	$11,002	$11,868
04/30/19	$12,335	$15,636	$11,005	$12,181
05/31/19	$11,998	$14,642	$11,201	$11,527
06/30/19	$12,488	$15,674	$11,341	$12,222
07/31/19	$12,488	$15,899	$11,366	$12,074
08/31/19	$12,424	$15,648	$11,661	$11,701
09/30/19	$12,561	$15,940	$11,599	$12,002
10/31/19	$12,705	$16,286	$11,634	$12,421
11/30/19	$12,826	$16,877	$11,628	$12,530
12/31/19	$13,020	$17,386	$11,620	$13,073
01/31/20	$12,897	$17,379	$11,843	$12,722
02/29/20	$12,240	$15,949	$12,056	$11,716
03/31/20	$10,803	$13,979	$11,985	$10,020
04/30/20	$11,501	$15,771	$12,198	$10,779
05/31/20	$11,838	$16,522	$12,255	$11,132
06/30/20	$12,059	$16,850	$12,332	$11,635
07/31/20	$12,568	$17,801	$12,517	$12,153
08/31/20	$12,856	$19,080	$12,416	$12,674
09/30/20	$12,667	$18,355	$12,409	$12,362
10/31/20	$12,519	$17,867	$12,353	$12,096
11/30/20	$13,480	$19,823	$12,475	$13,724
12/31/20	$13,819	$20,585	$12,492	$14,465
01/31/21	$13,911	$20,377	$12,402	$14,497
02/28/21	$14,027	$20,939	$12,223	$14,784
03/31/21	$14,386	$21,856	$12,071	$14,971
04/30/21	$14,845	$23,022	$12,166	$15,411
05/31/21	$15,037	$23,183	$12,206	$15,893
06/30/21	$15,220	$23,724	$12,291	$15,790
07/31/21	$15,303	$24,288	$12,429	$15,530
08/31/21	$15,520	$25,026	$12,405	$15,825
09/30/21	$15,062	$23,863	$12,298	$15,319
10/31/21	$15,587	$25,534	$12,294	$15,684
11/30/21	$15,262	$25,357	$12,331	$14,978
12/31/21	$15,643	$26,494	$12,299	$15,597
01/31/22	$15,027	$25,123	$12,034	$15,022
02/28/22	$14,783	$24,371	$11,900	$14,725
03/31/22	$14,812	$25,276	$11,569	$14,748
04/30/22	$13,835	$23,071	$11,130	$13,822
05/31/22	$13,864	$23,114	$11,202	$13,922
06/30/22	$13,023	$21,206	$11,026	$12,724
07/31/22	$13,649	$23,161	$11,296	$13,160
08/31/22	$13,160	$22,217	$10,977	$12,736
09/30/22	$12,212	$20,170	$10,502	$11,464
10/31/22	$12,661	$21,804	$10,366	$11,806
11/30/22	$13,414	$23,022	$10,748	$13,200
12/31/22	$13,028	$21,696	$10,699	$13,101
01/31/23	$13,817	$23,059	$11,028	$14,164
02/28/23	$13,397	$22,496	$10,743	$13,667
03/31/23	$13,707	$23,322	$11,016	$14,001
04/30/23	$13,837	$23,686	$11,083	$14,244
05/31/23	$13,627	$23,789	$10,962	$13,726
06/30/23	$14,186	$25,361	$10,923	$14,342
07/31/23	$14,565	$26,176	$10,915	$14,925
08/31/23	$14,216	$25,759	$10,846	$14,251
09/30/23	$13,697	$24,531	$10,570	$13,801
10/31/23	$13,357	$24,015	$10,403	$13,231
11/30/23	$14,296	$26,208	$10,874	$14,422
12/31/23	$15,009	$27,399	$11,291	$15,147
01/31/24	$14,938	$27,859	$11,260	$14,996
02/29/24	$15,365	$29,347	$11,100	$15,376
03/31/24	$15,752	$30,291	$11,203	$15,857
04/30/24	$15,274	$29,054	$10,920	$15,572
05/31/24	$15,783	$30,494	$11,105	$16,024
06/30/24	$15,956	$31,589	$11,210	$16,009
07/31/24	$16,343	$31,973	$11,472	$16,380
08/31/24	$16,567	$32,749	$11,637	$16,846
09/30/24	$16,923	$33,448	$11,793	$17,300
10/31/24	$16,567	$33,145	$11,500	$16,451
11/30/24	$17,076	$35,090	$11,622	$16,302
12/31/24	$16,668	$34,254	$11,432	$15,985

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSTTX	11.06%	5.06%	5.24%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
MSCI All Country World Index ex-USA	5.53%	4.10%	4.80%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 1,058,203,231
Holdings Count | Holding	4,966
Advisory Fees Paid, Amount	$ 4,125,737
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,058,203,231 Number of Portfolio Holdings4,966 Portfolio Turnover Rate77% Total Advisory Fees Paid$4,125,737
Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR Portfolio Aggregate Bond ETF	15.7%
SPDR Bloomberg High Yield Bond ETF	9.7%
Apple, Inc.	2.2%
NVIDIA Corp.	1.9%
Microsoft Corp.	1.9%
Amazon.com, Inc.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Meta Platforms, Inc., Class A	0.8%
Tesla, Inc.	0.7%
Alphabet, Inc., Class A	0.7%

Top Security Type

Asset	%
Common Stocks	60.9%
Mutual Funds and Exchange Traded Products	25.5%
Short-Term Investments	8.2%
U.S. Treasury Obligations	5.0%
Preferred Stock	0.2%

C000004441
Shareholder Report [Line Items]
Fund Name	State Street U.S. Equity V.I.S. Fund
Trading Symbol	SSUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Primary drivers of relative performance included the following:

Outperformance in IT. IT was the best performing Index sector during the reporting period rising 36.7%. On top of this strong return, the Fund outperformed by more than 7%, adding value through overweight positions in companies that are beneficiaries of Artificial Intelligence investment such as Nvidia and Broadcom. Outperformance in industrials. The Fund benefitted from holdings including Parker-Hannifin, Emerson Electric, Eaton, and Trane Technologies all of which significantly outperformed during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand.

Underperformance and Overweight in healthcare. The healthcare sector, which is more defensive, lagged in the strong risk-on market. This negatively impacted the Fund, which was overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included BioMarin Pharma (biotech), Merck (pharma) and Humana (healthcare services).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSUSX	S&P 500® Index
12/31/14	$10,000	$10,000
01/31/15	$9,581	$9,700
02/28/15	$10,186	$10,257
03/31/15	$10,047	$10,095
04/30/15	$10,122	$10,192
05/31/15	$10,246	$10,323
06/30/15	$10,083	$10,123
07/31/15	$10,361	$10,335
08/31/15	$9,657	$9,712
09/30/15	$9,236	$9,471
10/31/15	$10,062	$10,270
11/30/15	$10,029	$10,301
12/31/15	$9,770	$10,138
01/31/16	$9,127	$9,635
02/29/16	$9,104	$9,622
03/31/16	$9,668	$10,275
04/30/16	$9,746	$10,315
05/31/16	$9,998	$10,500
06/30/16	$9,871	$10,527
07/31/16	$10,278	$10,915
08/31/16	$10,355	$10,931
09/30/16	$10,412	$10,933
10/31/16	$10,179	$10,733
11/30/16	$10,500	$11,131
12/31/16	$10,679	$11,351
01/31/17	$10,984	$11,566
02/28/17	$11,419	$12,025
03/31/17	$11,480	$12,039
04/30/17	$11,640	$12,163
05/31/17	$11,688	$12,334
06/30/17	$11,787	$12,411
07/31/17	$12,067	$12,666
08/31/17	$12,077	$12,705
09/30/17	$12,270	$12,967
10/31/17	$12,496	$13,270
11/30/17	$12,748	$13,677
12/31/17	$12,806	$13,829
01/31/18	$13,530	$14,621
02/28/18	$13,113	$14,082
03/31/18	$12,817	$13,724
04/30/18	$12,803	$13,777
05/31/18	$13,092	$14,108
06/30/18	$13,208	$14,195
07/31/18	$13,759	$14,724
08/31/18	$14,112	$15,203
09/30/18	$14,260	$15,290
10/31/18	$13,240	$14,245
11/30/18	$13,576	$14,535
12/31/18	$12,371	$13,223
01/31/19	$13,394	$14,282
02/28/19	$13,739	$14,741
03/31/19	$14,025	$15,027
04/30/19	$14,648	$15,636
05/31/19	$13,742	$14,642
06/30/19	$14,788	$15,674
07/31/19	$14,938	$15,899
08/31/19	$14,655	$15,648
09/30/19	$14,837	$15,940
10/31/19	$15,250	$16,286
11/30/19	$15,805	$16,877
12/31/19	$16,301	$17,386
01/31/20	$16,356	$17,379
02/29/20	$15,142	$15,949
03/31/20	$13,396	$13,979
04/30/20	$15,180	$15,771
05/31/20	$15,985	$16,522
06/30/20	$16,245	$16,850
07/31/20	$17,258	$17,801
08/31/20	$18,598	$19,080
09/30/20	$17,852	$18,355
10/31/20	$17,491	$17,867
11/30/20	$19,285	$19,823
12/31/20	$19,991	$20,585
01/31/21	$19,668	$20,377
02/28/21	$20,321	$20,939
03/31/21	$21,177	$21,856
04/30/21	$22,396	$23,022
05/31/21	$22,576	$23,183
06/30/21	$23,041	$23,724
07/31/21	$23,585	$24,288
08/31/21	$24,077	$25,026
09/30/21	$23,004	$23,863
10/31/21	$24,508	$25,534
11/30/21	$24,088	$25,357
12/31/21	$25,087	$26,494
01/31/22	$24,075	$25,123
02/28/22	$23,206	$24,371
03/31/22	$23,734	$25,276
04/30/22	$21,684	$23,071
05/31/22	$21,720	$23,114
06/30/22	$19,990	$21,206
07/31/22	$21,884	$23,161
08/31/22	$20,974	$22,217
09/30/22	$19,005	$20,170
10/31/22	$20,362	$21,804
11/30/22	$21,520	$23,022
12/31/22	$20,343	$21,696
01/31/23	$21,725	$23,059
02/28/23	$21,071	$22,496
03/31/23	$21,685	$23,322
04/30/23	$22,114	$23,686
05/31/23	$22,434	$23,789
06/30/23	$23,826	$25,361
07/31/23	$24,555	$26,176
08/31/23	$24,285	$25,759
09/30/23	$23,107	$24,531
10/31/23	$22,808	$24,015
11/30/23	$24,904	$26,208
12/31/23	$26,020	$27,399
01/31/24	$26,617	$27,859
02/29/24	$28,337	$29,347
03/31/24	$29,229	$30,291
04/30/24	$28,019	$29,054
05/31/24	$29,326	$30,494
06/30/24	$30,470	$31,589
07/31/24	$30,777	$31,973
08/31/24	$31,513	$32,749
09/30/24	$31,997	$33,448
10/31/24	$31,626	$33,145
11/30/24	$33,217	$35,090
12/31/24	$32,407	$34,254

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSUSX	24.55%	14.73%	12.48%
S&P 500® Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 21,080,665
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 126,419
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$21,080,665 Number of Portfolio Holdings94 Portfolio Turnover Rate45% Total Advisory Fees Paid$126,419
Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.7%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.5%
Broadcom, Inc.	2.7%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Home Depot, Inc.	1.8%

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	13.4%
Software	11.8%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	6.6%
Banks	5.4%
Broadline Retail	4.9%
Financial Services	4.4%
Pharmaceuticals	4.3%
Specialty Retail	3.6%
Healthcare Equipment & Supplies	2.6%